Trade and other receivables - Age analysis of trade receivables (Details) R in Millions	Jun. 30, 2018 ZAR (R) customer	Jun. 30, 2017 ZAR (R) customer	Jun. 30, 2016 customer
Disclosure of credit risk exposure [line items]
Trade receivables	R 23,742	R 20,982
Number of customers representing more than ten percent of trade receivables | customer	0	0	0
Collateral	R 0
Not past due date
Disclosure of credit risk exposure [line items]
Trade receivables	21,611	R 19,537
Past due 0-30 days
Disclosure of credit risk exposure [line items]
Trade receivables	1,477	1,073
Past due 31-150 days
Disclosure of credit risk exposure [line items]
Trade receivables	257	197
Past due 151 days - one year
Disclosure of credit risk exposure [line items]
Trade receivables	93	22
More than one year
Disclosure of credit risk exposure [line items]
Trade receivables	304	153
Impairment
Disclosure of credit risk exposure [line items]
Trade receivables	(199)	(158)
Impairment | Not past due date
Disclosure of credit risk exposure [line items]
Trade receivables	(3)	(5)
Impairment | Past due 0-30 days
Disclosure of credit risk exposure [line items]
Trade receivables	(5)	(7)
Impairment | Past due 31-150 days
Disclosure of credit risk exposure [line items]
Trade receivables	(18)	(6)
Impairment | Past due 151 days - one year
Disclosure of credit risk exposure [line items]
Trade receivables	(44)	(10)
Impairment | More than one year
Disclosure of credit risk exposure [line items]
Trade receivables	R (129)	R (130)